Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure Of Accrued Expenses And Other Current Liabilities [Abstract]
Summary of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities as of September 30, 2023 and December 31, 2022 were comprised as follows (in thousands):

	September 30, 2023	December 31, 2022
Annual bonus	$2,356	$2,198
External research and development services	1,910	274
Other employee compensation and benefits	146	426
Financing costs	808	—
Other operating expenses	491	277

Total accrued expenses and other current liabilities	$5,711	$3,175

Accrued expenses and other current liabilities as of December 31, 2022 and 2021 were comprised as follows (in thousands):

	December 31,
	2022	2021
Annual bonus	$2,198	$1,883
Other employee compensation and benefits	426	401
External research and development services	274	440
Other operating expenses	277	497

Total accrued expenses and other current liabilities	$3,175	$3,221